September 21, 2022

Q3 ALL-WEATHER SECTOR ROTATION FUND

Q3 ALL-WEATHER TACTICAL FUND

Each a Series of Ultimus Managers Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

each dated March 30, 2022, as supplemented on April 8, 2022, May 3, 2022, and July 26, 2022

This supplement updates certain information in the Summary Prospectus, the Prospectus and the Statement of Additional Information (the “SAI”) of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of Ultimus Managers Trust, to revise information contained therein as described below. For more information or to obtain a copy of the Summary Prospectus, Prospectus, or the SAI, free of charge, please contact the Funds at 1-855-784-2399.

Notice is hereby given that effective as of October 21, 2022, the Q3 All-Weather Sector Rotation Fund will change its name to “Q3 All-Season Sector Rotation Fund” and the Q3 All-Weather Tactical Fund will change its name to “Q3 All-Season Tactical Fund”.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference